SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2016	Jun. 11, 2015
Subsequent Event [Line Items]
Net proceeds from issuance of convertible preferred stock		$ 1,278,501
Common stock, par value		$ 0.001	$ 0.001		$ 0.001
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock subscribed by an officer and shareholder		10,667
Subsequent Event [Member] | Equity Issuance One [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrants	2,587,500
Warrant exercise price	$ .40
Subsequent Event [Member] | Equity Issuance Two [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrants	500,000
Warrant exercise price	$ 0.40
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock subscribed by an officer and shareholder				10,667
Subsequent Event [Member] | 0% Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Net proceeds from issuance of convertible preferred stock	$ 1,217,500
Subsequent Event [Member] | 0% Series C Convertible Preferred Stock [Member] | Equity Issuance One [Member]
Subsequent Event [Line Items]
Stock issued, shares	2,587,500
Net proceeds from issuance of convertible preferred stock	$ 1,035,000
Equity issuance, price per share	$ .40
Preferred stock, par value	$ .001
Subsequent Event [Member] | 0% Series C Convertible Preferred Stock [Member] | Equity Issuance Two [Member]
Subsequent Event [Line Items]
Stock issued, shares	500,000
Net proceeds from issuance of convertible preferred stock	$ 200,000
Equity issuance, price per share	$ 0.40
Subsequent Event [Member] | Common Stock [Member] | Chairman of the Board [Member]
Subsequent Event [Line Items]
Number of common stock granted through stock options	100,000
Exercise price of options granted	$ 0.60
Pre Reverse Stock Split [Member] | Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock subscribed by an officer and shareholder				906,736